CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Unearned Esop Shares [Member]	Total
Balance at Dec. 31, 2010	$ 16,317,000	$ 30,026	$ 16,962,460	$ 37,892,557	$ 411,188	$ (508,304)	$ 71,104,927
Comprehensive Income
Net Income				3,161,464			3,161,464
Unrealized holding gains on investment securities net of tax					(128,840)		(121,589)
Other than temporary impairment amortization on HTM securities net of tax of $3,735					7,251		7,251
Comprehensive income							3,039,875
Cash dividend at $0.40 per common share				(1,209,856)			(1,209,856)
Preferred stock dividends				(722,243)			(722,243)
Exercise of stock options		238	121,081				121,319
Net change in unearned ESOP shares		87				(437,060)	(436,973)
Repurchase of common stock		(237)		(409,728)			(409,965)
Stock Based Compensation		152	253,314				253,466
Tax effect of the ESOP dividend			30,548				30,548
Redemption of capital purchase program Series A and Series B Preferred Stock	(16,317,000)						(16,317,000)
Proceeds from issuance of Series C Preferred Stock to Small Business Lending Fund	20,000,000	0	0	0	0	0	20,000,000
Balance at Dec. 31, 2011	20,000,000	30,266	17,367,403	38,712,194	289,599	(945,364)	75,454,098
Comprehensive Income
Net Income				4,989,914			4,989,914
Unrealized holding gains on investment securities net of tax					(157,666)		(150,415)
Other than temporary impairment amortization on HTM securities net of tax of $3,735					7,251		7,251
Comprehensive income							4,839,499
Cash dividend at $0.40 per common share				(1,216,570)			(1,216,570)
Preferred stock dividends				(205,001)			(205,001)
Exercise of stock options		111	82,439				82,550
Net change in unearned ESOP shares		77				(37,276)	(37,199)
Repurchase of common stock		(184)		(293,904)			(294,088)
Stock Based Compensation		254	388,461				388,715
Tax effect of the ESOP dividend	0	0	35,257	0	0	0	35,257
Balance at Dec. 31, 2012	$ 20,000,000	$ 30,524	$ 17,873,560	$ 41,986,633	$ 139,184	$ (982,640)	$ 79,047,261